UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-05206
Exact name of registrant as specified in charter:	Jennison Natural Resources Fund, Inc.
Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102
Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102
Registrant’s telephone number, including area code:	973-367-7521
Date of fiscal year end:	5/31/2007
Date of reporting period:	8/31/2006

Item 1. Schedule of Investments

Jennison Natural Resources Fund, Inc.

Schedule of Investments

as of August 31, 2006 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 96.4%
COMMON STOCKS 95.9%

Aluminum 1.4%
780,800	Alcoa, Inc.	$22,323,072
53,000	Aluminum Corp. of China Ltd. (China)(ADR)(b)	3,715,300

		26,038,372

Coal & Consumable Fuels 5.3%
549,800	Alpha Natural Resources, Inc.(a)	9,967,874
876,100	Cameco Corp. (Canada)	35,858,829
860,400	CONSOL Energy, Inc.	31,378,788
2,314,520	SXR Uranium One, Inc. (Canada)(a)(b)	18,322,673

		95,528,164

Construction & Farm Machinery & Heavy Trucks 0.1%
68,800	Railpower Technologies Corp. (Canada)(a)	120,756
442,700	Railpower Technologies Corp., 144A (Canada)(a)(h)	777,018

		897,774

Construction Materials 0.3%
3,164,000	Anhui Conch Cement Co., Ltd. (Class H) (China)	5,980,366

Diversified Metals & Mining 12.3%
1,236,900	African Rainbow Minerals Ltd. (South Africa)(a)	10,294,642
770,000	First Quantum Minerals Ltd. (Canada)	41,868,271
452,400	FNX Mining Co., Inc. (Canada)(a)	5,341,373
14,200	FNX Mining Co., Inc.,144A (Canada)(a)(h)	167,656
659,200	Freeport-McMoRan Copper & Gold, Inc. (Class B)	38,372,032
348,700	Inco Ltd.	27,181,165
55,000	MMX Mineracao E Metalicos SA (Brazil)(a)	20,906,926
1,174,000	Northern Dynasty Minerals Ltd.(a)(b)	9,732,460
1,360,700	Peru Copper, Inc. (Canada)(a)	6,364,624
591,700	Phelps Dodge Corp.	52,957,151
89,000	Southern Copper Corp.(b)	8,216,480

		221,402,780

Electronic Components & Equipment 0.2%
405,100	Evergreen Solar, Inc.(a)(b)	4,123,918

Gold 13.8%
8,000,000	Archipelago Resources PLC (United Kingdom) (cost $5,880,000; purchased 4/18/2006-5/8/2006)(a)(f)(g)	5,712,110
1,123,800	AXMIN, Inc. (Canada)(a)	904,896

4,750,000	AXMIN, Inc. (Physical)(Canada)(a)	3,824,754
1,017,746	Barrick Gold Corp.	34,074,136
3,653,600	Crystallex International Corp.(a)(b)	10,157,008
3,693,200	Eldorado Gold Corporation (Canada)(a)	18,277,213
4,074,000	European Goldfields Ltd. (Canada)(a)	13,306,016
2,837,400	Gabriel Resources Ltd. (Canada)(a)	11,423,532
1,076,000	Glamis Gold Ltd.(a)(b)	49,625,120
760,800	Gold Fields Ltd. (South Africa)(ADR)	15,124,704
216,800	Gold Reserve, Inc. (Canada)(a)	980,729
575,300	Goldcorp, Inc.(b)	15,912,798
1,054,573	Harmony Gold Mining Ltd. (South Africa)(ADR)(a)(b)	14,500,379
1,740,100	Highland Gold Mining Ltd. (United Kingdom)(a)	6,261,974
1,592,900	Iamgold Corp. (Canada)	17,409,058
1,586,500	Nevsun Resources Ltd. (Canada)(a)	5,296,467
1,614,100	Newcrest Mining Ltd. (Australia)	24,031,082
2,118,100	Orezone Resources, Inc. (Canada)(a)	3,334,383

		250,156,359

Integrated Oil & Gas 10.8%
96,200	CNX Gas Corp. (Physical)(a)	2,482,922
510,800	Hess Corp.	23,384,424
381,100	Marathon Oil Corp.	31,821,850
574,800	Occidental Petroleum Corp.	29,309,052
267,800	Petroleo Brasileiro SA (Brazil)(ADR)	24,010,948
785,100	Sasol Ltd. (South Africa)(ADR)(b)	27,478,500
727,200	Suncor Energy, Inc.	56,416,177

		194,903,873

Oil & Gas Drilling 6.2%
587,500	ENSCO International, Inc.	26,255,375
497,600	GlobalSantaFe Corp.	24,491,872
371,500	Noble Corp.	24,292,385
542,700	Transocean, Inc.(a)(b)	36,225,225

		111,264,857

Oil & Gas Equipment & Services 15.8%
429,700	Cameron International Corp.(a)	20,586,927
168,600	CARBO Ceramics, Inc.(b)	6,733,884
98,700	Complete Production Services(a)	2,191,140
498,500	Grant Prideco, Inc.(a)	20,702,705
1,359,000	Halliburton Co.	44,330,580
251,500	Hornbeck Offshore Services, Inc.(a)	8,452,915
119,500	Hydril Co.(a)	7,821,275
783,200	National Oilwell Varco, Inc.(a)	51,142,961
414,100	Schlumberger, Ltd.	25,384,330
217,600	SEACOR Holdings, Inc.(a)(b)	18,937,728
484,900	Smith International, Inc.(b)	20,351,253
458,800	Tenaris SA (Luxembourg)(ADR)	16,842,548
162,800	Tidewater, Inc.	7,750,908
287,400	Universal Compression Holdings, Inc.(a)	15,643,182
327,000	Veritas Dgc Inc.(a)(b)	19,479,390

		286,351,726

Oil & Gas Exploration & Production 20.0%
352,300	Anadarko Petroleum Corp.	16,526,393
125,300	Apache Corp.	8,179,584
199,500	Bill Barrett Corp.(a)(b)	5,769,540
3,600,000	BPI Energy Holdings, Inc. (Physical) (cost $5,475,550; purchased 12/31/04-9/23/05)(a)(g)	4,104,000
329,800	Canadian Natural Res Ltd	17,344,182
547,600	Cheniere Energy, Inc.(a)(b)	18,016,040
889,300	Compton Petroleum Corp. (Canada)(a)	10,708,932
78,300	Denbury Resources, Inc.(a)	2,428,083
213,500	Duvernay Oil Corp. (Canada)(a)	7,962,065
893,300	Endeavour International Corp.(a)(b)	2,608,436
1,233,100	Gasco Energy, Inc.(a)(b)	3,600,652
295,300	Goodrich Petroleum Corp.(a)(b)	9,355,104
588,400	McMoRan Exploration Co.(a)(b)	10,944,240
327,900	Newfield Exploration Co.(a)	14,178,396
336,300	Nexen, Inc.	19,633,194
1,524,800	OPTI Canada, Inc. (Canada)(a)	28,045,946
792,836	OPTI Canada, Inc. (Physical)(Canada)(a)	14,582,788
557,900	Plains Exploration & Production Co.(a)	24,553,179
908,250	Range Resources Corp.	25,412,835
1,074,400	Southwestern Energy Co.(a)	36,905,640
948,000	Talisman Energy, Inc.	16,665,840
551,694	Trident Resources Corp. (Private)(Canada) (cost $17,670,540; purchased 12/4/03 - 1/5/06)(a)(f)(g)	24,956,754
2,564,500	UTS Energy Corp. (Canada)(a)	11,020,877
1,344,700	Warren Resources, Inc.(a)(b)	19,457,809
250,000	Woodside Petroleum Ltd. (Australia)	8,066,363

		361,026,872

Oil & Gas Refining & Marketing 3.8%
779,600	Frontier Oil Corp.	25,492,920
216,200	Sunoco, Inc.	15,546,942
489,600	Valero Energy Corp.	28,103,040

		69,142,902

Precious Metals & Minerals 5.1%
673,200	Apex Silver Mines, Ltd.(a)(b)	11,222,244
768,500	Cia de Minas Buenaventura SA (Peru)(ADR)(b)	21,479,575
2,766,300	Coeur d’Alene Mines Corp.(a)(b)	15,021,009
30,700	Impala Platinum Holdings Ltd. (South Africa)	5,680,457
475,200	Impala Platinum Holdings Ltd. (South Africa)(ADR)(b)	21,996,960
83,145	Pan American Silver Corp. (Canada)(a)	1,910,688
648,100	Pan American Silver Corp.(a)	14,698,908

		92,009,841

Real Estate Investment Trust 0.8%
436,400	Plum Creek Timber Co., Inc.	15,199,812

	Total common stocks (cost $1,297,707,487)	1,734,027,616

Principal Amount (000)
LINKED NOTE 0.2%

Precious Metals & Minerals
$10,882	USD Palladium Linked Bank Note, zero coupon, 7/13/07 (cost $2,000,001; purchased 6/30/03)(a)(e)(f)(g)	3,604,822

Units
WARRANTS(a)

Oil & Gas Exploration & Production
600,000	BPI Energy Holdings, Inc., Expiring 12/31/06 (cost $132,099; purchased 12/31/04)(f)(g)	5,590

Precious Metals & Minerals
11,922	Pan American Silver Corp. (Canada), expiring 2/20/08 @ CAD$12	152,194

	Total warrants (cost $165,582)	157,784

PREFERED STOCKS & WARRANTS 0.3%

Oil & Gas Exploration & Production

	Trident Series B
80,000	7.0%, expiring 3/10/13 @ $62.50 (cost $5,000,000; purchased 7/07/06)(a)(f)(g)	5,000,000

	Total long-term investments (cost $1,304,873,070)	1,742,790,222

Shares
SHORT-TERM INVESTMENTS 21.1% Affiliated Money Market Mutual Fund

382,230,421	Dryden Core Investment Fund - Taxable Money Market Series (cost $382,230,421; includes $303,418,414 of cash collateral received for securities on loan)(c)(d)	382,230,421

	Total Investments(e) 117.5% (cost $1,687,103,491)(i)	2,125,020,643
	Liabilities in excess of other assets (17.5%)	(316,944,723)

	Net Assets 100%	$1,808,075,920

The following abbreviations are used in portfolio descriptions:

ADR – American Depositary Receipt.

CAD – Canadian Dollars.

(a)	Non-income producing security.
(b)	All or a portion of security is on loan. The aggregate market value of such securities is $293,877,195; cash collateral of $303,418,414(included in liabilities) was received with which the portfolio purchased highly liquid short-term investments.
(c)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(d)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(e)	As of August 31, 2006, 6 securities representing $43,383,276 and 2.4% of the total market value were fair valued in accordance with the policies adopted by the Board of Directors.
(f)	Indicates illiquid securities. The aggregate cost of such securities was $30,682,640. The aggregate value of $39,279,276 is approximately 2.2% of net assets.
(g)	Indicates securities restricted to resale. The aggregate cost of such securities was $36,158,190. The aggregate value of $43,383,276 is approximately 2.4% of net assets.
(h)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
(i)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of August 31, 2006 were as follow:

Tax Basis of Investments	Gross Appreciation	Gross Depreciation	Net Unrealized Appreciation
$1,687,103,491	$467,325,657	$29,408,505	$437,917,152

The difference between the book basis and the tax basis was primarily attributable to deferred losses on wash sales.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (NOCP) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI or Manager”), in consultation with the subadvisers; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Corporate bonds (other than convertible debt securities) and U.S. government securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer). Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or at the mean between the last reported bid and asked prices (or at the last bid price in the absence of an asked price) provided by more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer).

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities: assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities which mature in sixty days or less are valued at amortized cost, which approximates market value. The amortized cost method includes valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty days are valued at current market quotation.

The Fund may hold up to 15% of its net assets in illiquid securities including repurchase agreements which have a maturity of longer than seven days, certain securities with legal or contractual restrictions on resale (restricted securities, sometimes referred to as Private Placements) and securities that are not readily marketable. Restricted securities are valued pursuant to the valuation procedures noted above.

The Funds invest in the Taxable Money Market Series (“the Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Jennison Natural Resources Fund

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date October 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date October 27, 2006

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date October 27, 2006

*	Print the name and title of each signing officer under his or her signature.